Contracted concessional, PP&E and other intangible assets (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	$ 7,051,069		$ 7,204,267
Impairment loss on contracted concessional financial assets	0	$ 0
Change in impairment provision based on expected credit losses on contracted concessional financial assets	(6,000)	$ (1,000)
Financial Assets Under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	694,953		728,801
Financial Assets Under IFRS 16 (Lessor) [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	2,577		2,655
Intangible Assets Under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	5,246,681		5,477,626
Right of Use Assets under IFRS 16 (Lessee) and Intangible Assets under IAS 38 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	171,675		112,134
Property Plant And Equipment Under IAS 16 [Member] | Land [member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	143,929		139,344
Property Plant And Equipment Under IAS 16 [Member] | Technical Installations [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	791,254		743,707
Cost [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	11,182,241		11,029,207
Cost [Member] | Financial Assets Under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	744,964		785,179
Cost [Member] | Financial Assets Under IFRS 16 (Lessor) [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	2,577		2,655
Cost [Member] | Intangible Assets Under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	9,039,873		8,957,090
Cost [Member] | Right of Use Assets under IFRS 16 (Lessee) and Intangible Assets under IAS 38 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	220,349		150,947
Cost [Member] | Property Plant And Equipment Under IAS 16 [Member] | Land [member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	143,929		139,344
Cost [Member] | Property Plant And Equipment Under IAS 16 [Member] | Technical Installations [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	1,030,549		993,992
Amortization and Impairment [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	(4,131,172)		(3,824,940)
Amortization and Impairment [Member] | Financial Assets Under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	(50,011)		(56,378)
Amortization and Impairment [Member] | Financial Assets Under IFRS 16 (Lessor) [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	0		0
Amortization and Impairment [Member] | Intangible Assets Under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	(3,793,192)		(3,479,464)
Amortization and Impairment [Member] | Right of Use Assets under IFRS 16 (Lessee) and Intangible Assets under IAS 38 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	(48,674)		(38,813)
Amortization and Impairment [Member] | Property Plant And Equipment Under IAS 16 [Member] | Land [member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	0		0
Amortization and Impairment [Member] | Property Plant And Equipment Under IAS 16 [Member] | Technical Installations [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	$ (239,295)		$ (250,285)